Share-Based Payment - Schedule of Outstanding Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Jul. 21, 2025
Schedule of Outstanding Options [Line Items]
Options outstanding	118,100,000	300,000
Former Chief Executive Officer [Member] | July 7, 2020 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	10,000,000
Position	Former Chief Executive Officer
Grant date	July 7, 2020
Exercise price in NIS | $ / shares	$ 0.09
Fair value USD in thousands | $	$ 103
Vesting schedule	Fully vested
Director [Member] | March 2, 2023 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	150,000
Position	Director
Grant date	March 2, 2023
Exercise price in NIS | $ / shares	$ 0.0495
Fair value USD in thousands | $	$ 1
Vesting schedule	Fully vested
Director [Member] | July 21, 2025 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	10,000,000
Position	Director
Grant date	July 21, 2025
Exercise price in NIS | $ / shares	$ 0.038
Fair value USD in thousands | $	$ 106
Vesting schedule	Fully vested on date of grant
Chief Financial Officer [Member] | March 17, 2024 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	500,000
Position	Chief Financial Officer
Grant date	March 17, 2024
Exercise price in NIS | $ / shares	$ 0.0438
Fair value USD in thousands | $	$ 3
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
Director [Member] | March 17, 2024 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	1,000,000
Position	Director
Grant date	March 17, 2024
Exercise price in NIS | $ / shares	$ 0.0438
Fair value USD in thousands | $	$ 21
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
Chief Executive Officer [Member] | March 17, 2024 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	10,000,000
Position	Chief Executive Officer
Grant date	March 17, 2024
Exercise price in NIS | $ / shares	$ 0.0438
Fair value USD in thousands | $	$ 214
Vesting schedule	Fully vested on date of grant
Director [Member] | March 17, 2024 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	850,000
Position	Director
Grant date	March 17, 2024
Exercise price in NIS | $ / shares	$ 0.0438
Fair value USD in thousands | $	$ 18
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
Director [Member] | March 17, 2024 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	1,000,000
Position	Director
Grant date	March 17, 2024
Exercise price in NIS | $ / shares	$ 0.0438
Fair value USD in thousands | $	$ 22
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
Chief Executive Officer [Member] | April,7, 2025 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	42,300,000
Position	Chief Executive Officer
Grant date	July 21, 2025
Exercise price in NIS | $ / shares	$ 0.04
Fair value USD in thousands | $	$ 441
Vesting schedule	16 equal portions each month from the date of grant
Chief Executive Officer and Director [Member] | July 21, 2025 [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding	42,300,000
Position	Chief Executive Officer and Director
Grant date	July 21, 2025
Exercise price in NIS | $ / shares	$ 0.051
Fair value USD in thousands | $	$ 433
Vesting schedule	Subject to performance conditions which were not met; accordingly, the options did not vest.